Risks and concentration (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedules of concentration of Risk, by risk factor
Customers which contributed more than 10% of total revenue are as below:

	For the year ended December 31,
	2021	2022	2023
Customer A	25%	47%	42%
Customer B	23%	33%	1%
Customer C	18%	1%	0%
Customer D	—	17%	1%
Customer E	—	1%	56%